Interest rate hedge agreements	12 Months Ended
Dec. 31, 2011
Interest rate hedge agreements
Interest rate hedge agreements

8. Interest rate hedge agreements

During the years ended December 31, 2011, 2010, and 2009, our interest rate hedge agreements were used primarily to hedge the variable cash flows associated with certain of our existing LIBOR-based variable rate debt, including our unsecured line of credit and unsecured bank term loans. As required by ASC 815 – Derivatives and Hedging, the ineffective portion of the change in fair value of our interest rate hedge agreements is recognized directly in earnings. During the years ended December 31, 2011, 2010, and 2009, our interest rate hedge agreements were 100% effective; because of this, no hedge ineffectiveness was recognized in earnings.  The effective portion of changes in the fair value of our interest rate hedge agreements that are designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive loss.

The following table reflects the effective portion of the unrealized loss recognized in other comprehensive loss for our interest rate swaps related to the change in fair value for the years ended December 31, 2011 and 2010 (in thousands):

	December 31,
	2011	2010
Unrealized loss recognized in other comprehensive loss related to the effective portion of changes in the fair value of our interest rate swap agreements	$(9,630)	$(25,393)

Losses are subsequently reclassified into earnings in the period that the hedged forecasted transactions affect earnings. During the next 12 months, we expect to reclassify approximately $19.1 million from accumulated other comprehensive loss to interest expense as an increase to interest expense. The following table reflects the location in the consolidated statements of income and the effective portion of the loss reclassified from accumulated other comprehensive income into earnings for our cash flow hedge contracts for the years ended December 31, 2011, 2010, and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Loss reclassified from other comprehensive loss to earnings as an increase to interest expense (effective portion)	$21,457	$30,629	$38,867

As of December 31, 2011 and 2010, our interest rate hedge agreements were classified in accounts payable, accrued expenses, and tenant security deposits based upon their respective fair values aggregating a liability balance of approximately $33.0 million and $44.6 million, respectively, which included accrued interest and adjustments for non-performance risk, with the offsetting adjustment reflected as unrealized loss in accumulated other comprehensive loss in total equity.  We have not posted any collateral related to our interest rate hedge agreements.  We had the following outstanding interest rate swap agreements that were designated as cash flow hedges of interest rate risk as of December 31, 2011 (in thousands):

					Notional Amount in
Transaction	Effective	Termination	Interest Pay	Fair Value	Effect as of December 31,
Date	Date	Date	Rate (1)	as of 12/31/11 (2)	2011	2012	2013
December 2006	December 29, 2006	March 31, 2014	4.990%	$(4,968)	$50,000	$50,000	$50,000
October 2007	October 31, 2007	September 30, 2012	4.546	(1,559)	50,000	–	–
October 2007	October 31, 2007	September 30, 2013	4.642	(3,625)	50,000	50,000	–
October 2007	July 1, 2008	March 31, 2013	4.622	(1,298)	25,000	25,000	–
October 2007	July 1, 2008	March 31, 2013	4.625	(1,299)	25,000	25,000	–
December 2006	November 30, 2009	March 31, 2014	5.015	(7,494)	75,000	75,000	75,000
December 2006	November 30, 2009	March 31, 2014	5.023	(7,507)	75,000	75,000	75,000
December 2006	December 31, 2010	October 31, 2012	5.015	(3,879)	100,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(76)	250,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(75)	250,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(38)	125,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(38)	125,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.495	(57)	125,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.508	(73)	125,000	–	–
December 2011	December 31, 2012	December 31, 2013	0.640	(136)	–	250,000	–
December 2011	December 31, 2012	December 31, 2013	0.640	(131)	–	250,000	–
December 2011	December 31, 2012	December 31, 2013	0.644	(72)	–	125,000	–
December 2011	December 31, 2012	December 31, 2013	0.644	(73)	–	125,000	–
December 2011	December 31, 2013	December 31, 2014	0.977	(301)	–	–	250,000
December 2011	December 31, 2013	December 31, 2014	0.976	(281)	–	–	250,000
Total				$(32,980)	$1,450,000	$1,050,000	$700,000

(1)             Interest pay rate represents the interest rate we will pay for one month LIBOR under the applicable interest rate swap agreement. This rate does not include any spread in addition to one month LIBOR that is due monthly as interest expense.

(2)             Including accrued interest and credit valuation (ASC 820 — Fair Value Measurements and Disclosures) adjustment.